Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
CIK	dei_EntityCentralIndexKey	0000856517
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 15, 2025
Effective Date	dei_DocumentEffectiveDate	Jan. 15, 2025
Prospectus Date	rr_ProspectusDate	Sep. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A